SCHEDULE OF FUTURE LEASE PAYMENTS (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
2022 remaining	$ 146,414
2023	237,111
2024	80,967
Total future undiscounted cash flow	464,492
Less: discount on operating lease liabilities	(24,658)
Present value of operating lease liabilities	439,834
Less: Current portion of operating lease liabilities	(281,310)
Non-current portion of operating lease liabilities	$ 158,524